Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Schedule of Other Payables
	December 31
	2023	2022
	€ in thousands
Employees and payroll accruals	497	358
Government authorities	1,602	1,426
Deferred revenues	1,058	1,794
Accrued expenses connected to Manara PSP	5,976	6,392
Other accrued expenses	1,587	853
Taxes on income	139	384
	10,859	11,207